Derivatives Instruments (Summary of Concentration Risk) (Details) - Credit Concentration Risk - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 1,200,000	$ 1,900,000
Receivables, net | Other accounts receivable
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 151,000	$ 585,000
% of total exposure	10.00%	25.00%
Receivables, net | Trading group
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 188,000	$ 507,000
% of total exposure	12.00%	21.00%
Receivables, net | Receivables
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 1,290,000	$ 1,982,000
% of total exposure	84.00%	83.00%
Receivables, net | Credit rating of A- or above | Trading group
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 47,000	$ 125,000
% of total exposure	3.00%	5.00%
Receivables, net | Credit rating of BBB- to BBB+ | Trading group
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 33,000	$ 75,000
% of total exposure	2.00%	3.00%
Receivables, net | Not rated | Trading group
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 108,000	$ 307,000
% of total exposure	7.00%	13.00%
Derivative Instruments (current and long-term) | Derivatives
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 240,000	$ 396,000
% of total exposure	16.00%	17.00%
Derivative Instruments (current and long-term) | Receivables and Derivatives
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 1,530,000	$ 2,378,000
% of total exposure	100.00%	100.00%
Derivative Instruments (current and long-term) | Credit rating of A- or above | Derivatives
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 138,000	$ 202,000
% of total exposure	9.00%	9.00%
Derivative Instruments (current and long-term) | Credit rating of BBB- to BBB+ | Derivatives
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 7,000	$ 8,000
% of total exposure	1.00%	0.00%
Derivative Instruments (current and long-term) | Not rated | Derivatives
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 95,000	$ 186,000
% of total exposure	6.00%	8.00%
Regulated utilities | Receivables, net
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 951,000	$ 890,000
% of total exposure	62.00%	37.00%
Regulated utilities | Receivables, net | Residential
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 476,000	$ 455,000
% of total exposure	31.00%	19.00%
Regulated utilities | Receivables, net | Commercial
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 194,000	$ 192,000
% of total exposure	13.00%	8.00%
Regulated utilities | Receivables, net | Industrial
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 84,000	$ 121,000
% of total exposure	5.00%	5.00%
Regulated utilities | Receivables, net | Other
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 103,000	$ 122,000
% of total exposure	7.00%	5.00%
Regulated utilities | Receivables, net | Cash Collateral
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 94,000	$ 0
% of total exposure	6.00%	0.00%